UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated other comprehensive loss CNY (¥) [1]	Accumulated other comprehensive loss USD ($)	[1]	Quhuo Limited shareholders' equity CNY (¥)	Quhuo Limited shareholders' equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2023	¥ 43		¥ 1,885,142		¥ (1,376,530)		¥ (2,466)			¥ 506,189		¥ (911)		¥ 505,278
Beginning balance, shares at Dec. 31, 2023 | shares	61,676,213	61,676,213
Net income/(loss)					2,705					2,705		(1,093)		1,612
Other comprehensive income/(loss)							916			916				916
Share issued for securities purchase agreement	¥ 3		14,237							14,240				14,240
Share issued for securities purchase agreement, shares | shares	41,405,680	41,405,680
Share issued for acquisition of Quhuo International's non-controlling interest	¥ 569		(59,897)							(59,328)		(2,102)		(61,430)
Share issued for acquisition of Quhuo International's non-controlling interest, shares | shares	793,868,246	793,868,246
Ending balance at Dec. 31, 2024	¥ 615		1,839,482		(1,373,825)		(1,550)			464,722		(4,106)		460,616
Ending balance, shares at Dec. 31, 2024 | shares	896,950,139	896,950,139
Net income/(loss)					(53,101)					(53,101)		111		(52,990)	$ (7,396)
Other comprehensive income/(loss)							(121)			(121)				(121)
Ending balance at Jun. 30, 2025	¥ 615	$ 86	¥ 1,839,482	$ 256,782	¥ (1,426,926)	$ (199,192)	¥ (1,671)	$ (233)		¥ 411,500	$ 57,443	¥ (3,995)	$ (558)	¥ 407,506	$ 56,885
Ending balance, shares at Jun. 30, 2025 | shares	896,950,139	896,950,139

[1]	Accumulative other comprehensive income/(loss) includes foreign currency translation adjustment for the years ended December 31, 2024, and for the six months ended June 30, 2025.